UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real Return Fund

December 31, 2007

1.825846.102

RRS-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 11,510,000	$ 11,308,575
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		2,200,000	1,934,680
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,763,600
CaPlease, Inc. 7.5% 10/1/27 (d)		3,540,000	3,260,694
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,029,238
Washington (REIT) 3.875% 9/15/26		750,000	699,375
			20,996,162
Nonconvertible Bonds - 4.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (e)		1,500,000	1,560,000
Host Marriott LP 7% 8/15/12		1,800,000	1,793,250
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,687,250
			5,040,500
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,470,000
8.375% 4/15/12		400,000	300,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	867,623
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	256,000
6.25% 1/15/16		700,000	502,250
7.5% 5/15/16		500,000	350,000
7.75% 5/15/13		5,800,000	3,190,000
KB Home:
5.875% 1/15/15		1,500,000	1,293,750
6.25% 6/15/15		5,100,000	4,437,000
7.75% 2/1/10		1,700,000	1,585,250
Kimball Hill, Inc. 10.5% 12/15/12		4,445,000	1,422,400
Lennar Corp. 5.5% 9/1/14		3,000,000	2,272,989
M/I Homes, Inc. 6.875% 4/1/12		1,600,000	1,332,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,415,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 6.875% 6/15/13		$ 1,000,000	$ 953,826
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	3,780,000
			26,428,088
TOTAL CONSUMER DISCRETIONARY			31,468,588
FINANCIALS - 3.2%
Capital Markets - 0.2%
UBS AG, Jersey 4.795% 12/3/08 (d)(e)		10,000,000	10,593,140
Diversified Financial Services - 0.1%
Prime Property Funding, Inc. 5.7% 4/15/17 (d)		1,500,000	1,432,088
Pyramis Global Advisors Trust Co. 4.865% 9/19/08 (d)(e)		3,300,000	3,964,218
			5,396,306
Real Estate Investment Trusts - 2.7%
AMB Property LP 3.5% 3/1/09		3,000,000	2,944,518
Arden Realty LP:
5.2% 9/1/11		500,000	514,119
5.25% 3/1/15		600,000	602,948
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	998,141
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	831,067
6% 4/1/16		1,000,000	958,069
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,603,811
Camden Property Trust 4.7% 7/15/09		2,500,000	2,491,328
Colonial Realty LP 6.05% 9/1/16		1,000,000	927,520
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	399,662
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,954,234
5.375% 10/15/12		500,000	486,104
Duke Realty LP 7.75% 11/15/09		1,000,000	1,050,539
Equity One, Inc.:
6% 9/15/16		1,000,000	962,782
6.25% 1/15/17		1,000,000	974,891
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	694,998
6% 3/1/15		1,500,000	1,465,307
6% 1/30/17		1,000,000	941,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
6.3% 9/15/16		$ 4,500,000	$ 4,391,370
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	4,288,329
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	475,329
8.125% 5/1/11		1,608,000	1,755,584
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,855,000
HMB Capital Trust V 8.5906% 12/15/36 (b)(d)(e)		4,300,000	860,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,425,094
6.7% 1/15/18		1,000,000	987,606
6.75% 2/15/13		1,250,000	1,286,486
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,990,000
HRPT Properties Trust:
5.5906% 3/16/11 (e)		2,000,000	1,930,916
6.25% 6/15/17		1,865,000	1,750,903
6.5% 1/15/13		1,000,000	1,022,830
6.65% 1/15/18		1,000,000	967,884
iStar Financial, Inc.:
5.3306% 9/15/09 (e)		1,000,000	922,709
5.5406% 3/16/09 (e)		1,000,000	934,562
5.8% 3/15/11		1,500,000	1,343,763
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	3,057,846
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,065,526
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	224,416
6.25% 2/1/13		2,000,000	2,075,502
6.5% 7/15/11		3,500,000	3,655,085
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,667,000
7% 1/15/16		1,658,000	1,599,970
ProLogis Trust 7.1% 4/15/08		1,500,000	1,503,111
Rouse Co. 8% 4/30/09		3,000,000	2,989,197
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		5,500,000	5,060,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,975,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		2,000,000	2,041,376
7.75% 2/22/11		1,000,000	1,091,689
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
5.375% 8/28/08		$ 3,000,000	$ 2,991,903
7% 6/15/28 (e)		960,000	968,590
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,187,390
Tanger Properties LP 9.125% 2/15/08		1,760,000	1,766,514
Thornburg Mortgage, Inc. 8% 5/15/13		7,950,000	6,757,500
UDR, Inc. 5.5% 4/1/14		2,000,000	1,882,848
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,750,000	2,747,910
6.05% 6/1/13		2,500,000	2,521,333
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,096,800
6.625% 10/15/14		7,775,000	7,716,688
6.75% 6/1/10		2,400,000	2,358,000
6.75% 4/1/17		2,000,000	1,982,500
8.75% 5/1/09		1,920,000	1,977,600
9% 5/1/12		6,900,000	7,417,500
Washington (REIT) 6.898% 2/25/18		3,200,000	3,211,728
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	504,775
			139,086,150
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		240,000	223,800
7.125% 2/15/13 (d)		1,000,000	955,000
8.125% 6/1/12		1,000,000	970,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,838,305
6.625% 3/15/12		3,000,000	3,114,126
First Industrial LP 5.75% 1/15/16		1,000,000	962,406
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	3,032,364
			11,096,001
TOTAL FINANCIALS			166,171,597
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 1,300,000	$ 1,391,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,924,550
			4,315,550
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,971,928
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,105,000
TOTAL NONCONVERTIBLE BONDS			207,032,663
TOTAL CORPORATE BONDS (Cost $239,633,497)			228,028,825
U.S. Treasury Inflation Protected Obligations - 29.6%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26		112,551,394	112,136,525
2.375% 1/15/25		99,857,694	104,877,698
2.375% 1/15/27		167,312,385	176,994,891
3.625% 4/15/28		29,838,501	37,837,909
3.875% 4/15/29		33,423,618	44,227,029
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		26,638,376	26,561,321
1.625% 1/15/15		48,711,113	48,922,293
1.875% 7/15/13		81,764,938	84,319,905
1.875% 7/15/15		47,947,378	48,895,853
2% 4/15/12		227,174,621	235,533,747
2% 1/15/14		56,743,678	58,658,572
2% 7/15/14		59,186,424	61,156,019
2% 1/15/16		61,420,377	63,103,961
2.375% 4/15/11		58,101,864	60,571,335
2.375% 1/15/17		29,266,718	30,917,422
2.5% 7/15/16		47,070,205	50,236,564
2.625% 7/15/17		114,915,420	124,111,754
3% 7/15/12		90,129,365	97,649,249
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3.375% 1/15/12		$ 51,146,802	$ 55,817,727
3.5% 1/15/11		13,684,446	14,719,299
3.875% 1/15/09		8,153,024	8,396,457
4.25% 1/15/10		2,632,552	2,810,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,486,126,405)			1,548,455,983
Asset-Backed Securities - 0.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		3,000,000	2,775,450
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.565% 11/25/34 (e)		105,000	94,750
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.615% 12/25/46 (d)(e)		750,000	472,500
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,155,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,942,583
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,508	7,260
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		500,000	434,788
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.4181% 11/28/39 (d)(e)		850,000	620,161
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.515% 9/25/46 (d)(e)		750,000	502,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	30,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	3,246,250
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,710,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		648,938	483,053
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.2906% 12/15/26 (d)(e)		1,500,000	1,077,009
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.365% 3/25/36 (d)(e)		100,000	15,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 7.5275% 2/5/36 (d)(e)		$ 250,000	$ 182,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 6.9319% 11/21/40 (d)(e)		1,500,000	1,238,105
TOTAL ASSET-BACKED SECURITIES (Cost $18,728,175)			15,993,153
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 8.9775% 11/15/15 (d)(e)		2,000,000	1,992,780
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1392% 2/25/37 (e)		4,889,606	4,847,030
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	60,527
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		143,860	36,416
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7102% 1/25/19 (d)(e)		97,650	80,026
Class B4, 4.7102% 1/25/19 (d)(e)		195,301	148,662
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(e)		1,500,000	1,518,560
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 7.2775% 12/15/37 (d)(e)		479,959	370,693
Series 2006-B Class B6, 6.7275% 6/15/38 (d)(e)		990,248	782,760
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 8.3425% 9/10/37 (d)(e)		145,133	109,848
Series 2005-D Class B7, 9.2775% 12/15/37 (d)(e)		287,975	230,999
Series 2006-A Class B7, 8.5275% 3/15/38 (d)(e)		732,209	540,720
Series 2006-B Class B7, 8.8775% 7/15/38 (d)(e)		990,248	805,737
Series 2007-A Class BB, 8.3775% 2/15/39 (d)(e)		795,632	591,721
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,463,441)			12,116,479
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (e)		499,608	497,244
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.0275% 3/15/22 (d)(e)		800,000	774,648
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4765% 12/25/33 (e)		$ 3,667,132	$ 3,622,261
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)	CAD	1,605,000	1,097,177
Class G, 5.01% 5/15/44 (e)	CAD	351,000	216,217
Class H, 5.01% 5/15/44 (e)	CAD	235,000	134,079
Class J, 5.01% 5/15/44 (e)	CAD	235,000	125,654
Class K, 5.01% 5/15/44 (e)	CAD	118,000	55,648
Class L, 5.01% 5/15/44 (e)	CAD	421,000	166,184
Class M, 5.01% 5/15/44 (e)	CAD	1,927,737	481,124
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.5045% 5/15/23 (d)(e)		3,757,000	3,456,440
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	514,772
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	2,027,140
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	955,290
Class F, 6.376% 12/15/14 (d)		800,000	774,688
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	906,136
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,877,480
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (e)		205,155	207,334
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,528,889
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,567,000
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,161,180
Class K, 7% 3/15/33 (d)		1,000,000	863,438
Series 2003-J10 Class B2, 6.75% 4/15/29 (e)		1,000,000	990,000
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.5519% 3/1/20 (d)(e)		2,800,000	2,632,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,978,701	1,976,310
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (d)		1,350,000	1,348,839
Class I11, 7.72% 7/26/08 (d)		751,000	749,798
Class I12, 7.72% 7/26/08 (d)		750,000	705,571
Class I9, 7.72% 7/26/08 (d)		1,149,200	1,148,694
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	609,041
Class F, 10.813% 5/20/44 (d)		400,000	409,490
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		$ 1,150,000	$ 1,090,151
TERRA LNR I Series 2006 1A, Class E 6.6975% 6/15/17 (d)(e)		770,000	739,200
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,808,520
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 5.8269% 9/15/09 (d)(e)		1,800,000	1,612,867
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 4.8163% 7/15/42 (e)		4,305,812	4,215,506
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		3,000,000	2,304,516
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $51,004,689)			48,350,526
Common Stocks - 9.1%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	59,500	2,407,965
Red Lion Hotels Corp. (a)	101,000	1,004,950
Starwood Hotels & Resorts Worldwide, Inc.	222,200	9,783,466
		13,196,381
Household Durables - 0.0%
Centex Corp.	39,200	990,192
TOTAL CONSUMER DISCRETIONARY		14,186,573
FINANCIALS - 8.5%
Real Estate Investment Trusts - 8.2%
Acadia Realty Trust (SBI)	93,300	2,389,413
Alexandria Real Estate Equities, Inc.	165,600	16,836,552
AMB Property Corp. (SBI)	15,400	886,424
Annaly Capital Management, Inc.	1,038,500	18,879,930
Anworth Mortgage Asset Corp.	432,300	3,570,798
Apartment Investment & Management Co. Class A	264,100	9,172,193
AvalonBay Communities, Inc.	106,200	9,997,668
Boston Properties, Inc.	182,600	16,764,506
BRE Properties, Inc.	9,300	376,929
CaPlease, Inc.	234,600	1,975,332
Corporate Office Properties Trust (SBI)	299,818	9,444,267
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.	37,500	$ 828,750
Cypress Sharpridge Investments, Inc. (d)	601,250	4,509,375
DCT Industrial Trust, Inc.	784,800	7,306,488
Developers Diversified Realty Corp.	270,800	10,368,932
Digital Realty Trust, Inc.	44,800	1,718,976
EastGroup Properties, Inc.	6,600	276,210
Equity Lifestyle Properties, Inc.	121,300	5,539,771
Equity One, Inc.	36,900	849,807
Equity Residential (SBI)	378,900	13,818,483
Essex Property Trust, Inc.	35,200	3,431,648
Federal Realty Investment Trust (SBI)	9,000	739,350
General Growth Properties, Inc.	633,200	26,075,176
GMH Communities Trust	306,400	1,691,328
HCP, Inc.	383,800	13,348,564
Healthcare Realty Trust, Inc.	364,991	9,267,121
Highwoods Properties, Inc. (SBI)	421,513	12,384,052
Home Properties, Inc.	308,400	13,831,740
Host Hotels & Resorts, Inc.	491,647	8,377,665
Inland Real Estate Corp.	811,200	11,486,592
Kilroy Realty Corp.	142,200	7,815,312
Kimco Realty Corp.	345,220	12,566,008
LaSalle Hotel Properties (SBI)	336,600	10,737,540
LTC Properties, Inc.	52,000	1,302,600
Maguire Properties, Inc.	15,000	442,050
MFA Mortgage Investments, Inc.	1,275,405	11,797,496
National Retail Properties, Inc.	21,400	500,332
Nationwide Health Properties, Inc.	64,200	2,013,954
Newcastle Investment Corp.	185,200	2,400,192
Pennsylvania Real Estate Investment Trust (SBI)	148,500	4,407,480
Potlatch Corp.	14,800	657,712
ProLogis Trust	476,000	30,168,880
Public Storage	317,300	23,292,993
Simon Property Group, Inc.	377,200	32,763,592
SL Green Realty Corp.	114,800	10,729,208
Tanger Factory Outlet Centers, Inc.	249,200	9,397,332
Taubman Centers, Inc.	89,500	4,402,505
UDR, Inc.	255,900	5,079,615
Unibail-Rodamco	9,700	2,122,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	109,400	$ 4,950,350
Vornado Realty Trust	200,800	17,660,360
		431,351,845
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	529,400	10,190,951
CB Richard Ellis Group, Inc. Class A (a)	93,700	2,019,235
Meruelo Maddux Properties, Inc.	133,120	532,480
The St. Joe Co.	8,600	305,386
		13,048,052
Thrifts & Mortgage Finance - 0.0%
Centerline Holding Co.	100,000	762,000
TOTAL FINANCIALS		445,161,897
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Capital Senior Living Corp. (a)	368,700	3,661,191
Emeritus Corp. (a)	265,340	6,673,301
Sun Healthcare Group, Inc. (a)	220,100	3,779,117
		14,113,609
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Corrections Corp. of America (a)	38,300	1,130,233
TOTAL COMMON STOCKS (Cost $521,544,189)		474,592,312
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc. Series B, 6.00%	40,000	1,402,960
Health Care REIT, Inc. 7.50%	75,000	2,402,250
HRPT Properties Trust 6.50%	100,000	1,956,200
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,276,964
		7,038,374
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.7%
FINANCIALS - 1.7%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 30,685
Red Lion Hotels Capital Trust 9.50%	138,465	3,289,928
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	133,000
		3,453,613
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	80,700	1,763,295
Real Estate Investment Trusts - 1.5%
Accredited Mortgage Loan Trust Series A, 9.75%	48,475	460,513
Alexandria Real Estate Equities, Inc. Series C, 8.375%	52,200	1,370,250
American Home Mtg Investment Corp.:
Series A, 9.375%	81,500	6,520
Series B, 9.25%	233,544	11,677
Annaly Capital Management, Inc. Series A, 7.875%	190,500	4,541,520
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,093,550
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	976,000
Series T, 8.00%	80,000	1,667,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	187,500
AvalonBay Communities, Inc. Series H, 8.70%	2,300	58,259
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	409,000
CaPlease, Inc. Series A, 8.125%	20,000	385,200
CenterPoint Properties Trust Series D, 5.377%	5,280	4,329,600
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,142,630
Cousins Properties, Inc.:
Series A, 7.75%	49,600	1,110,048
Series B, 7.50%	43,159	888,644
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	33,300	747,585
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,025,900
Series B, 7.875%	36,100	799,615
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	891,250
EastGroup Properties, Inc. Series D, 7.95%	85,068	2,042,483
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	742,000
Glimcher Realty Trust Series F, 8.75%	30,000	616,500
Gramercy Capital Corp. Series A, 8.125%	40,000	788,000
Hersha Hospitality Trust Series A, 8.00%	40,000	856,000
HomeBanc Mortgage Corp. Series A, 10.00%	213,315	14,932
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
Series B, 8.875%	259,125	$ 6,452,213
Series C, 7.00%	65,000	1,170,000
HRPT Properties Trust Series B, 8.75%	11,666	291,183
Innkeepers USA Trust Series C, 8.00%	198,000	2,376,000
Kimco Realty Corp. Series G, 7.75%	137,000	3,090,720
LaSalle Hotel Properties:
Series E, 8.00%	36,400	695,240
Series G, 7.25%	42,640	735,966
LBA Realty Fund II Series B, 7.625%	146,695	2,053,730
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,251,000
Lexington Realty Trust 7.55%	40,000	764,000
LTC Properties, Inc. Series F, 8.00%	95,800	2,118,138
MFA Mortgage Investments, Inc. Series A, 8.50%	282,800	6,835,276
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,085,557
Newcastle Investment Corp.:
Series B, 9.75%	146,500	2,622,350
Series D, 8.375%	71,300	1,042,406
NorthStar Realty Finance Corp. Series A 8.75%	15,000	248,250
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,944,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	303,186
Series P, 6.70%	65,000	1,232,400
Public Storage:
Series I, 7.25%	30,000	631,200
Series N, 7.00%	40,000	802,800
RAIT Financial Trust Series B, 8.375%	2,900	37,410
Realty Income Corp. 8.25%	100	2,551
Saul Centers, Inc. 8.00%	40,000	988,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,520,000
Series C, 8.25%	60,000	1,170,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	292,950
Taubman Centers, Inc. Series G, 8.00%	20,000	473,000
		76,391,902
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	80,000	$ 2,020,000
Freddie Mac Series Z, 8.375%	80,000	2,092,000
		4,112,000
TOTAL FINANCIALS		85,720,810
TOTAL PREFERRED STOCKS (Cost $117,686,771)		92,759,184
Floating Rate Loans - 0.6%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.0698% 4/24/08 (e)	$ 1,406,980	1,396,427
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 9.8088% 7/31/12 (e)	2,966,409	2,832,920
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 7.08% 10/27/13 (e)	511,153	500,930
Toys 'R' US, Inc. term loan 8.225% 12/9/08 (e)	7,000,000	6,790,000
		7,290,930
TOTAL CONSUMER DISCRETIONARY		11,520,277
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.0119% 9/29/13 (e)	1,480,013	1,450,412
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.515% 2/27/14 (e)	2,120,000	1,060,000
Tranche B 1LN, term loan 7.6971% 2/27/13 (e)	2,510,988	1,933,461
		2,993,461
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.98% 12/16/10 (e)	$ 1,465,131	$ 1,433,997
General Growth Properties, Inc. Tranche A1, term loan 6.5% 2/24/10 (e)	2,092,105	1,982,270
Spirit Finance Corp. term loan 7.9113% 8/1/13 (e)	1,000,000	885,000
		4,301,267
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.5019% 1/8/08 (e)	1,492,009	1,473,359
Tranche M3, term loan 8.7519% 1/8/08 (e)	1,193,607	1,163,767
North Las Vegas/Olympia Group Tranche 1, term loan 7.5588% 5/9/11 (e)	198,324	165,600
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (e)	2,351,818	2,057,841
8.24% 10/10/13 (e)	633,182	554,034
Tishman Speyer Properties term loan 7% 12/27/12 (e)	460,000	430,100
		5,844,701
TOTAL FINANCIALS		13,139,429
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (e)	1,989,950	1,920,302
HealthSouth Corp. term loan 7.7481% 3/10/13 (e)	1,683,459	1,607,703
Skilled Healthcare Group, Inc. Tranche 1, term loan 6.9596% 6/15/12 (e)	987,374	962,689
		4,490,694
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (e)	158,800	151,257
TOTAL FLOATING RATE LOANS (Cost $33,307,708)		30,752,069
Commodity-Linked Notes - 10.1%
	Principal Amount (c)	Value
AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 10,000,000	$ 12,288,932
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	19,800,000	26,416,866
Master Note, one-month U.S. dollar LIBOR minus .10% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.1319% 3/10/08 (d)(e)(g)	9,400,000	11,596,878
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9275% 5/13/08 (d)(e)(g)	1,700,000	2,021,034
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.7988% 5/20/08 (d)(e)(g)	7,500,000	9,713,307
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,000,000	17,477,616
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	25,500,000	34,640,673
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,500,000	4,640,571
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,600,000	10,060,292
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.5% 3/10/08 (d)(e)(g)	6,000,000	7,507,175
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.7463% 3/24/08 (d)(e)(g)	9,750,000	12,032,149
5.0956% 3/24/08 (d)(e)(g)	5,100,000	6,154,747
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.0956% 5/13/08 (d)(e)(g)	$ 1,700,000	$ 2,021,431
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,600,000	5,667,699
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.695% 5/20/08 (d)(e)(g)	1,500,000	1,942,970
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,000,000	5,078,882
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	16,814,839
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,000,000	18,982,431
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.7463% 9/25/08 (d)(e)(g)	7,170,000	7,909,349
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/15/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	15,334,418
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	5,566,883
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	10,592,961
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.845% 2/19/08 (d)(e)(g)	4,670,000	5,949,979
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/19/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,670,000	28,728,927
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Merrill Lynch & Co., Inc.: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.7363% 9/16/08 (d)(e)(g)	$ 10,000,000	$ 11,440,774
4.7763% 9/16/08 (d)(e)(g)	8,000,000	9,614,229
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.725% 9/29/08 (d)(e)(g)	12,000,000	13,203,300
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	46,250,000	59,910,621
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	19,623,755
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,000,000	11,245,841
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9775% 5/13/08 (d)(e)(g)	21,840,000	26,467,837
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,500,000	23,935,950
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,670,000	7,993,328
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	13,700,000	17,393,520
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,750,000	19,124,050
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	14,157,000
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 7,000,000	$ 9,772,700
Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	3,965,280
TOTAL COMMODITY-LINKED NOTES (Cost $420,170,000)		526,989,194
Fixed-Income Funds - 36.5%
	Shares
Fidelity Floating Rate Central Fund (f)	11,148,446	1,067,240,732
Fidelity Ultra-Short Central Fund (f)	9,450,059	843,606,767
TOTAL FIXED-INCOME FUNDS (Cost $2,053,798,572)		1,910,847,499
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	120
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	294,990
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	305,250
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,250,000	337,500
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	330,000
		1,267,860
TOTAL PREFERRED SECURITIES (Cost $7,437,521)		1,267,860
Cash Equivalents - 5.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $291,806,000)	$ 291,828,901	$ 291,806,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $5,254,706,968)		5,181,959,084
NET OTHER ASSETS - 0.9%		48,237,009
NET ASSETS - 100%		$ 5,230,196,093
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	478,036
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	3,720,699
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	1,838,830
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 13 basis points with Deutsche Bank	Jan. 2010	8,000,000	225,322
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	$ 1,367,659
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	1,170,142
TOTAL TOTAL RETURN SWAPS		$ 168,000,000	$ 8,800,688
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $609,853,327 or 11.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$291,806,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 127,447,773
Lehman Brothers, Inc.	79,330,691
Merrill Lynch Government Securities, Inc.	85,027,536
$ 291,806,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 20,783,611
Fidelity Ultra-Short Central Fund	12,073,814
Total	$ 32,857,425
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 69,990,924	$ -	$ 1,067,240,732	43.1%
Fidelity Ultra-Short Central Fund	895,447,227	20,993,399	19,942,380	843,606,767	8.3%
Total	$ 1,913,882,126	$ 90,984,323	$ 19,942,380	$ 1,910,847,499
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,257,324,014. Net unrealized depreciation aggregated $75,364,930, of which $194,388,752 related to appreciated investment securities and $269,753,682 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.828814.102

ARRS-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 11,510,000	$ 11,308,575
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		2,200,000	1,934,680
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,763,600
CaPlease, Inc. 7.5% 10/1/27 (d)		3,540,000	3,260,694
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,029,238
Washington (REIT) 3.875% 9/15/26		750,000	699,375
			20,996,162
Nonconvertible Bonds - 4.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (e)		1,500,000	1,560,000
Host Marriott LP 7% 8/15/12		1,800,000	1,793,250
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,687,250
			5,040,500
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,470,000
8.375% 4/15/12		400,000	300,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	867,623
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	256,000
6.25% 1/15/16		700,000	502,250
7.5% 5/15/16		500,000	350,000
7.75% 5/15/13		5,800,000	3,190,000
KB Home:
5.875% 1/15/15		1,500,000	1,293,750
6.25% 6/15/15		5,100,000	4,437,000
7.75% 2/1/10		1,700,000	1,585,250
Kimball Hill, Inc. 10.5% 12/15/12		4,445,000	1,422,400
Lennar Corp. 5.5% 9/1/14		3,000,000	2,272,989
M/I Homes, Inc. 6.875% 4/1/12		1,600,000	1,332,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,415,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 6.875% 6/15/13		$ 1,000,000	$ 953,826
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	3,780,000
			26,428,088
TOTAL CONSUMER DISCRETIONARY			31,468,588
FINANCIALS - 3.2%
Capital Markets - 0.2%
UBS AG, Jersey 4.795% 12/3/08 (d)(e)		10,000,000	10,593,140
Diversified Financial Services - 0.1%
Prime Property Funding, Inc. 5.7% 4/15/17 (d)		1,500,000	1,432,088
Pyramis Global Advisors Trust Co. 4.865% 9/19/08 (d)(e)		3,300,000	3,964,218
			5,396,306
Real Estate Investment Trusts - 2.7%
AMB Property LP 3.5% 3/1/09		3,000,000	2,944,518
Arden Realty LP:
5.2% 9/1/11		500,000	514,119
5.25% 3/1/15		600,000	602,948
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	998,141
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	831,067
6% 4/1/16		1,000,000	958,069
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,603,811
Camden Property Trust 4.7% 7/15/09		2,500,000	2,491,328
Colonial Realty LP 6.05% 9/1/16		1,000,000	927,520
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	399,662
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,954,234
5.375% 10/15/12		500,000	486,104
Duke Realty LP 7.75% 11/15/09		1,000,000	1,050,539
Equity One, Inc.:
6% 9/15/16		1,000,000	962,782
6.25% 1/15/17		1,000,000	974,891
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	694,998
6% 3/1/15		1,500,000	1,465,307
6% 1/30/17		1,000,000	941,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
6.3% 9/15/16		$ 4,500,000	$ 4,391,370
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	4,288,329
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	475,329
8.125% 5/1/11		1,608,000	1,755,584
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,855,000
HMB Capital Trust V 8.5906% 12/15/36 (b)(d)(e)		4,300,000	860,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,425,094
6.7% 1/15/18		1,000,000	987,606
6.75% 2/15/13		1,250,000	1,286,486
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,990,000
HRPT Properties Trust:
5.5906% 3/16/11 (e)		2,000,000	1,930,916
6.25% 6/15/17		1,865,000	1,750,903
6.5% 1/15/13		1,000,000	1,022,830
6.65% 1/15/18		1,000,000	967,884
iStar Financial, Inc.:
5.3306% 9/15/09 (e)		1,000,000	922,709
5.5406% 3/16/09 (e)		1,000,000	934,562
5.8% 3/15/11		1,500,000	1,343,763
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	3,057,846
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,065,526
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	224,416
6.25% 2/1/13		2,000,000	2,075,502
6.5% 7/15/11		3,500,000	3,655,085
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,667,000
7% 1/15/16		1,658,000	1,599,970
ProLogis Trust 7.1% 4/15/08		1,500,000	1,503,111
Rouse Co. 8% 4/30/09		3,000,000	2,989,197
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		5,500,000	5,060,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,975,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		2,000,000	2,041,376
7.75% 2/22/11		1,000,000	1,091,689
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
5.375% 8/28/08		$ 3,000,000	$ 2,991,903
7% 6/15/28 (e)		960,000	968,590
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,187,390
Tanger Properties LP 9.125% 2/15/08		1,760,000	1,766,514
Thornburg Mortgage, Inc. 8% 5/15/13		7,950,000	6,757,500
UDR, Inc. 5.5% 4/1/14		2,000,000	1,882,848
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,750,000	2,747,910
6.05% 6/1/13		2,500,000	2,521,333
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,096,800
6.625% 10/15/14		7,775,000	7,716,688
6.75% 6/1/10		2,400,000	2,358,000
6.75% 4/1/17		2,000,000	1,982,500
8.75% 5/1/09		1,920,000	1,977,600
9% 5/1/12		6,900,000	7,417,500
Washington (REIT) 6.898% 2/25/18		3,200,000	3,211,728
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	504,775
			139,086,150
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		240,000	223,800
7.125% 2/15/13 (d)		1,000,000	955,000
8.125% 6/1/12		1,000,000	970,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,838,305
6.625% 3/15/12		3,000,000	3,114,126
First Industrial LP 5.75% 1/15/16		1,000,000	962,406
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	3,032,364
			11,096,001
TOTAL FINANCIALS			166,171,597
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 1,300,000	$ 1,391,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,924,550
			4,315,550
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,971,928
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,105,000
TOTAL NONCONVERTIBLE BONDS			207,032,663
TOTAL CORPORATE BONDS (Cost $239,633,497)			228,028,825
U.S. Treasury Inflation Protected Obligations - 29.6%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26		112,551,394	112,136,525
2.375% 1/15/25		99,857,694	104,877,698
2.375% 1/15/27		167,312,385	176,994,891
3.625% 4/15/28		29,838,501	37,837,909
3.875% 4/15/29		33,423,618	44,227,029
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		26,638,376	26,561,321
1.625% 1/15/15		48,711,113	48,922,293
1.875% 7/15/13		81,764,938	84,319,905
1.875% 7/15/15		47,947,378	48,895,853
2% 4/15/12		227,174,621	235,533,747
2% 1/15/14		56,743,678	58,658,572
2% 7/15/14		59,186,424	61,156,019
2% 1/15/16		61,420,377	63,103,961
2.375% 4/15/11		58,101,864	60,571,335
2.375% 1/15/17		29,266,718	30,917,422
2.5% 7/15/16		47,070,205	50,236,564
2.625% 7/15/17		114,915,420	124,111,754
3% 7/15/12		90,129,365	97,649,249
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3.375% 1/15/12		$ 51,146,802	$ 55,817,727
3.5% 1/15/11		13,684,446	14,719,299
3.875% 1/15/09		8,153,024	8,396,457
4.25% 1/15/10		2,632,552	2,810,453
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,486,126,405)			1,548,455,983
Asset-Backed Securities - 0.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		3,000,000	2,775,450
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.565% 11/25/34 (e)		105,000	94,750
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.615% 12/25/46 (d)(e)		750,000	472,500
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,155,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,942,583
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,508	7,260
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		500,000	434,788
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.4181% 11/28/39 (d)(e)		850,000	620,161
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.515% 9/25/46 (d)(e)		750,000	502,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	30,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	3,246,250
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,710,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		648,938	483,053
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.2906% 12/15/26 (d)(e)		1,500,000	1,077,009
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.365% 3/25/36 (d)(e)		100,000	15,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 7.5275% 2/5/36 (d)(e)		$ 250,000	$ 182,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 6.9319% 11/21/40 (d)(e)		1,500,000	1,238,105
TOTAL ASSET-BACKED SECURITIES (Cost $18,728,175)			15,993,153
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 8.9775% 11/15/15 (d)(e)		2,000,000	1,992,780
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1392% 2/25/37 (e)		4,889,606	4,847,030
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	60,527
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		143,860	36,416
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7102% 1/25/19 (d)(e)		97,650	80,026
Class B4, 4.7102% 1/25/19 (d)(e)		195,301	148,662
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(e)		1,500,000	1,518,560
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 7.2775% 12/15/37 (d)(e)		479,959	370,693
Series 2006-B Class B6, 6.7275% 6/15/38 (d)(e)		990,248	782,760
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 8.3425% 9/10/37 (d)(e)		145,133	109,848
Series 2005-D Class B7, 9.2775% 12/15/37 (d)(e)		287,975	230,999
Series 2006-A Class B7, 8.5275% 3/15/38 (d)(e)		732,209	540,720
Series 2006-B Class B7, 8.8775% 7/15/38 (d)(e)		990,248	805,737
Series 2007-A Class BB, 8.3775% 2/15/39 (d)(e)		795,632	591,721
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,463,441)			12,116,479
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (e)		499,608	497,244
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.0275% 3/15/22 (d)(e)		800,000	774,648
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4765% 12/25/33 (e)		$ 3,667,132	$ 3,622,261
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)	CAD	1,605,000	1,097,177
Class G, 5.01% 5/15/44 (e)	CAD	351,000	216,217
Class H, 5.01% 5/15/44 (e)	CAD	235,000	134,079
Class J, 5.01% 5/15/44 (e)	CAD	235,000	125,654
Class K, 5.01% 5/15/44 (e)	CAD	118,000	55,648
Class L, 5.01% 5/15/44 (e)	CAD	421,000	166,184
Class M, 5.01% 5/15/44 (e)	CAD	1,927,737	481,124
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.5045% 5/15/23 (d)(e)		3,757,000	3,456,440
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	514,772
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	2,027,140
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	955,290
Class F, 6.376% 12/15/14 (d)		800,000	774,688
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	906,136
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,877,480
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (e)		205,155	207,334
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,528,889
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,567,000
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,161,180
Class K, 7% 3/15/33 (d)		1,000,000	863,438
Series 2003-J10 Class B2, 6.75% 4/15/29 (e)		1,000,000	990,000
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.5519% 3/1/20 (d)(e)		2,800,000	2,632,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,978,701	1,976,310
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (d)		1,350,000	1,348,839
Class I11, 7.72% 7/26/08 (d)		751,000	749,798
Class I12, 7.72% 7/26/08 (d)		750,000	705,571
Class I9, 7.72% 7/26/08 (d)		1,149,200	1,148,694
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	609,041
Class F, 10.813% 5/20/44 (d)		400,000	409,490
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		$ 1,150,000	$ 1,090,151
TERRA LNR I Series 2006 1A, Class E 6.6975% 6/15/17 (d)(e)		770,000	739,200
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,808,520
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 5.8269% 9/15/09 (d)(e)		1,800,000	1,612,867
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 4.8163% 7/15/42 (e)		4,305,812	4,215,506
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		3,000,000	2,304,516
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $51,004,689)			48,350,526
Common Stocks - 9.1%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	59,500	2,407,965
Red Lion Hotels Corp. (a)	101,000	1,004,950
Starwood Hotels & Resorts Worldwide, Inc.	222,200	9,783,466
		13,196,381
Household Durables - 0.0%
Centex Corp.	39,200	990,192
TOTAL CONSUMER DISCRETIONARY		14,186,573
FINANCIALS - 8.5%
Real Estate Investment Trusts - 8.2%
Acadia Realty Trust (SBI)	93,300	2,389,413
Alexandria Real Estate Equities, Inc.	165,600	16,836,552
AMB Property Corp. (SBI)	15,400	886,424
Annaly Capital Management, Inc.	1,038,500	18,879,930
Anworth Mortgage Asset Corp.	432,300	3,570,798
Apartment Investment & Management Co. Class A	264,100	9,172,193
AvalonBay Communities, Inc.	106,200	9,997,668
Boston Properties, Inc.	182,600	16,764,506
BRE Properties, Inc.	9,300	376,929
CaPlease, Inc.	234,600	1,975,332
Corporate Office Properties Trust (SBI)	299,818	9,444,267
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.	37,500	$ 828,750
Cypress Sharpridge Investments, Inc. (d)	601,250	4,509,375
DCT Industrial Trust, Inc.	784,800	7,306,488
Developers Diversified Realty Corp.	270,800	10,368,932
Digital Realty Trust, Inc.	44,800	1,718,976
EastGroup Properties, Inc.	6,600	276,210
Equity Lifestyle Properties, Inc.	121,300	5,539,771
Equity One, Inc.	36,900	849,807
Equity Residential (SBI)	378,900	13,818,483
Essex Property Trust, Inc.	35,200	3,431,648
Federal Realty Investment Trust (SBI)	9,000	739,350
General Growth Properties, Inc.	633,200	26,075,176
GMH Communities Trust	306,400	1,691,328
HCP, Inc.	383,800	13,348,564
Healthcare Realty Trust, Inc.	364,991	9,267,121
Highwoods Properties, Inc. (SBI)	421,513	12,384,052
Home Properties, Inc.	308,400	13,831,740
Host Hotels & Resorts, Inc.	491,647	8,377,665
Inland Real Estate Corp.	811,200	11,486,592
Kilroy Realty Corp.	142,200	7,815,312
Kimco Realty Corp.	345,220	12,566,008
LaSalle Hotel Properties (SBI)	336,600	10,737,540
LTC Properties, Inc.	52,000	1,302,600
Maguire Properties, Inc.	15,000	442,050
MFA Mortgage Investments, Inc.	1,275,405	11,797,496
National Retail Properties, Inc.	21,400	500,332
Nationwide Health Properties, Inc.	64,200	2,013,954
Newcastle Investment Corp.	185,200	2,400,192
Pennsylvania Real Estate Investment Trust (SBI)	148,500	4,407,480
Potlatch Corp.	14,800	657,712
ProLogis Trust	476,000	30,168,880
Public Storage	317,300	23,292,993
Simon Property Group, Inc.	377,200	32,763,592
SL Green Realty Corp.	114,800	10,729,208
Tanger Factory Outlet Centers, Inc.	249,200	9,397,332
Taubman Centers, Inc.	89,500	4,402,505
UDR, Inc.	255,900	5,079,615
Unibail-Rodamco	9,700	2,122,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	109,400	$ 4,950,350
Vornado Realty Trust	200,800	17,660,360
		431,351,845
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	529,400	10,190,951
CB Richard Ellis Group, Inc. Class A (a)	93,700	2,019,235
Meruelo Maddux Properties, Inc.	133,120	532,480
The St. Joe Co.	8,600	305,386
		13,048,052
Thrifts & Mortgage Finance - 0.0%
Centerline Holding Co.	100,000	762,000
TOTAL FINANCIALS		445,161,897
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Capital Senior Living Corp. (a)	368,700	3,661,191
Emeritus Corp. (a)	265,340	6,673,301
Sun Healthcare Group, Inc. (a)	220,100	3,779,117
		14,113,609
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Corrections Corp. of America (a)	38,300	1,130,233
TOTAL COMMON STOCKS (Cost $521,544,189)		474,592,312
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc. Series B, 6.00%	40,000	1,402,960
Health Care REIT, Inc. 7.50%	75,000	2,402,250
HRPT Properties Trust 6.50%	100,000	1,956,200
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,276,964
		7,038,374
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.7%
FINANCIALS - 1.7%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 30,685
Red Lion Hotels Capital Trust 9.50%	138,465	3,289,928
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	133,000
		3,453,613
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	80,700	1,763,295
Real Estate Investment Trusts - 1.5%
Accredited Mortgage Loan Trust Series A, 9.75%	48,475	460,513
Alexandria Real Estate Equities, Inc. Series C, 8.375%	52,200	1,370,250
American Home Mtg Investment Corp.:
Series A, 9.375%	81,500	6,520
Series B, 9.25%	233,544	11,677
Annaly Capital Management, Inc. Series A, 7.875%	190,500	4,541,520
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,093,550
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	976,000
Series T, 8.00%	80,000	1,667,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	187,500
AvalonBay Communities, Inc. Series H, 8.70%	2,300	58,259
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	409,000
CaPlease, Inc. Series A, 8.125%	20,000	385,200
CenterPoint Properties Trust Series D, 5.377%	5,280	4,329,600
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,142,630
Cousins Properties, Inc.:
Series A, 7.75%	49,600	1,110,048
Series B, 7.50%	43,159	888,644
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	33,300	747,585
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,025,900
Series B, 7.875%	36,100	799,615
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	891,250
EastGroup Properties, Inc. Series D, 7.95%	85,068	2,042,483
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	742,000
Glimcher Realty Trust Series F, 8.75%	30,000	616,500
Gramercy Capital Corp. Series A, 8.125%	40,000	788,000
Hersha Hospitality Trust Series A, 8.00%	40,000	856,000
HomeBanc Mortgage Corp. Series A, 10.00%	213,315	14,932
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
Series B, 8.875%	259,125	$ 6,452,213
Series C, 7.00%	65,000	1,170,000
HRPT Properties Trust Series B, 8.75%	11,666	291,183
Innkeepers USA Trust Series C, 8.00%	198,000	2,376,000
Kimco Realty Corp. Series G, 7.75%	137,000	3,090,720
LaSalle Hotel Properties:
Series E, 8.00%	36,400	695,240
Series G, 7.25%	42,640	735,966
LBA Realty Fund II Series B, 7.625%	146,695	2,053,730
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,251,000
Lexington Realty Trust 7.55%	40,000	764,000
LTC Properties, Inc. Series F, 8.00%	95,800	2,118,138
MFA Mortgage Investments, Inc. Series A, 8.50%	282,800	6,835,276
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,085,557
Newcastle Investment Corp.:
Series B, 9.75%	146,500	2,622,350
Series D, 8.375%	71,300	1,042,406
NorthStar Realty Finance Corp. Series A 8.75%	15,000	248,250
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,944,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	303,186
Series P, 6.70%	65,000	1,232,400
Public Storage:
Series I, 7.25%	30,000	631,200
Series N, 7.00%	40,000	802,800
RAIT Financial Trust Series B, 8.375%	2,900	37,410
Realty Income Corp. 8.25%	100	2,551
Saul Centers, Inc. 8.00%	40,000	988,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,520,000
Series C, 8.25%	60,000	1,170,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	292,950
Taubman Centers, Inc. Series G, 8.00%	20,000	473,000
		76,391,902
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	80,000	$ 2,020,000
Freddie Mac Series Z, 8.375%	80,000	2,092,000
		4,112,000
TOTAL FINANCIALS		85,720,810
TOTAL PREFERRED STOCKS (Cost $117,686,771)		92,759,184
Floating Rate Loans - 0.6%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.0698% 4/24/08 (e)	$ 1,406,980	1,396,427
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 9.8088% 7/31/12 (e)	2,966,409	2,832,920
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 7.08% 10/27/13 (e)	511,153	500,930
Toys 'R' US, Inc. term loan 8.225% 12/9/08 (e)	7,000,000	6,790,000
		7,290,930
TOTAL CONSUMER DISCRETIONARY		11,520,277
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.0119% 9/29/13 (e)	1,480,013	1,450,412
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.515% 2/27/14 (e)	2,120,000	1,060,000
Tranche B 1LN, term loan 7.6971% 2/27/13 (e)	2,510,988	1,933,461
		2,993,461
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.98% 12/16/10 (e)	$ 1,465,131	$ 1,433,997
General Growth Properties, Inc. Tranche A1, term loan 6.5% 2/24/10 (e)	2,092,105	1,982,270
Spirit Finance Corp. term loan 7.9113% 8/1/13 (e)	1,000,000	885,000
		4,301,267
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.5019% 1/8/08 (e)	1,492,009	1,473,359
Tranche M3, term loan 8.7519% 1/8/08 (e)	1,193,607	1,163,767
North Las Vegas/Olympia Group Tranche 1, term loan 7.5588% 5/9/11 (e)	198,324	165,600
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (e)	2,351,818	2,057,841
8.24% 10/10/13 (e)	633,182	554,034
Tishman Speyer Properties term loan 7% 12/27/12 (e)	460,000	430,100
		5,844,701
TOTAL FINANCIALS		13,139,429
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (e)	1,989,950	1,920,302
HealthSouth Corp. term loan 7.7481% 3/10/13 (e)	1,683,459	1,607,703
Skilled Healthcare Group, Inc. Tranche 1, term loan 6.9596% 6/15/12 (e)	987,374	962,689
		4,490,694
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (e)	158,800	151,257
TOTAL FLOATING RATE LOANS (Cost $33,307,708)		30,752,069
Commodity-Linked Notes - 10.1%
	Principal Amount (c)	Value
AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 10,000,000	$ 12,288,932
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	19,800,000	26,416,866
Master Note, one-month U.S. dollar LIBOR minus .10% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.1319% 3/10/08 (d)(e)(g)	9,400,000	11,596,878
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9275% 5/13/08 (d)(e)(g)	1,700,000	2,021,034
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.7988% 5/20/08 (d)(e)(g)	7,500,000	9,713,307
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,000,000	17,477,616
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	25,500,000	34,640,673
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,500,000	4,640,571
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,600,000	10,060,292
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.5% 3/10/08 (d)(e)(g)	6,000,000	7,507,175
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.7463% 3/24/08 (d)(e)(g)	9,750,000	12,032,149
5.0956% 3/24/08 (d)(e)(g)	5,100,000	6,154,747
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.0956% 5/13/08 (d)(e)(g)	$ 1,700,000	$ 2,021,431
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,600,000	5,667,699
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.695% 5/20/08 (d)(e)(g)	1,500,000	1,942,970
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,000,000	5,078,882
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	16,814,839
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/20/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,000,000	18,982,431
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.7463% 9/25/08 (d)(e)(g)	7,170,000	7,909,349
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/15/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	15,334,418
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	5,566,883
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	10,592,961
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.845% 2/19/08 (d)(e)(g)	4,670,000	5,949,979
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/19/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,670,000	28,728,927
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Merrill Lynch & Co., Inc.: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.7363% 9/16/08 (d)(e)(g)	$ 10,000,000	$ 11,440,774
4.7763% 9/16/08 (d)(e)(g)	8,000,000	9,614,229
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.725% 9/29/08 (d)(e)(g)	12,000,000	13,203,300
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	46,250,000	59,910,621
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	19,623,755
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,000,000	11,245,841
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9775% 5/13/08 (d)(e)(g)	21,840,000	26,467,837
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,500,000	23,935,950
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,670,000	7,993,328
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	13,700,000	17,393,520
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,750,000	19,124,050
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	14,157,000
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 7,000,000	$ 9,772,700
Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	3,965,280
TOTAL COMMODITY-LINKED NOTES (Cost $420,170,000)		526,989,194
Fixed-Income Funds - 36.5%
	Shares
Fidelity Floating Rate Central Fund (f)	11,148,446	1,067,240,732
Fidelity Ultra-Short Central Fund (f)	9,450,059	843,606,767
TOTAL FIXED-INCOME FUNDS (Cost $2,053,798,572)		1,910,847,499
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	120
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	294,990
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	305,250
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,250,000	337,500
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	330,000
		1,267,860
TOTAL PREFERRED SECURITIES (Cost $7,437,521)		1,267,860
Cash Equivalents - 5.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $291,806,000)	$ 291,828,901	$ 291,806,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $5,254,706,968)		5,181,959,084
NET OTHER ASSETS - 0.9%		48,237,009
NET ASSETS - 100%		$ 5,230,196,093
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	478,036
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	3,720,699
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	1,838,830
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 13 basis points with Deutsche Bank	Jan. 2010	8,000,000	225,322
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	$ 1,367,659
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	1,170,142
TOTAL TOTAL RETURN SWAPS		$ 168,000,000	$ 8,800,688
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $609,853,327 or 11.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$291,806,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 127,447,773
Lehman Brothers, Inc.	79,330,691
Merrill Lynch Government Securities, Inc.	85,027,536
$ 291,806,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 20,783,611
Fidelity Ultra-Short Central Fund	12,073,814
Total	$ 32,857,425
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 69,990,924	$ -	$ 1,067,240,732	43.1%
Fidelity Ultra-Short Central Fund	895,447,227	20,993,399	19,942,380	843,606,767	8.3%
Total	$ 1,913,882,126	$ 90,984,323	$ 19,942,380	$ 1,910,847,499
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,257,324,014. Net unrealized depreciation aggregated $75,364,930, of which $194,388,752 related to appreciated investment securities and $269,753,682 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008